POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Employer contribution	$ 19	$ 134
Employee contribution	28	31
Total contribution	$ 47	$ 165